OTHER INVESTMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007	Dec. 31, 2008	Dec. 31, 2010	Sep. 30, 2012	Dec. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2010
Schedule of Equity Method Investments [Line Items]
Number of unlisted entities	5
Impairment charges		$ 681	$ 2,543
Write down of investments		819
Carrying value	27,352	17,843
AMC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage				5.00%
Capital investment				27,000
Carrying value
Actar [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					7.00%
Capital investment					3,000
Carrying value
Hi-Trend [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage						10.00%
Capital investment						800
Carrying value	1,081	1,102
Additional capital						202
Dilution of ownership percentage						9.00%
Grand Choice [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			19.00%				12.00%				20.00%
Capital investment			1,500								600
Carrying value	819	819						804
Additional capital						600			10,000	7,986
Dilution of ownership percentage									12.00%	15.00%
OCTT [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage								19.00%
Capital investment								13,727
Carrying value	13,727	13,727
Investees One [Member]
Schedule of Equity Method Investments [Line Items]
Impairment charges			803
Write down of investments			1,500
Investees Two [Member]
Schedule of Equity Method Investments [Line Items]
Impairment charges			1,740
Write down of investments